Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments (Detail) $ in Thousands	Apr. 28, 2018 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Less Than 1 Year	$ 56,929
1-3 Years	15,721
3-5 Years	11
More Than 5 Years	0
Total	$ 72,661